Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Interest rate swap agreements $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) interest_rate_swaps
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (84,553)
Derivative, Number of Instruments Held | interest_rate_swaps	3
LIBOR
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (77,586)
Weighted-Average Remaining Term (Years)	4 years 2 months 12 days
Derivative, Fixed Interest Rate	3.00%
Derivative, Notional Amount	$ 847,832
EURIBOR
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (6,967)
Weighted-Average Remaining Term (Years)	3 years 2 months 12 days
Derivative, Fixed Interest Rate	3.90%
Derivative, Notional Amount	$ 70,220
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.95%